Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2021
Nature of business and organization
Summary of subsidiaries, VIE's and subsidiaries of VIE's

The accompanying consolidated financial statements reflect the activities of Xiangtai Cayman and each of the following entities:

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100% owned by Xiangtai Cayman
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK
CQ Penglin	· A PRC limited liability company
	· Slaughtering, processing, packing, and selling various processed meat products.	VIE of Xiangtai WFOE
GA Yongpeng	· A PRC limited liability company
	· Slaughtering, processing, packing and selling various processed meat products.	100% owned by Xiangtai WFOE
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Grocery stores selling daily necessities
JMC	· A PRC limited liability company	51 % VIE of Xiangtai WFOE
· Feed raw materials and formula solutions wholesales.
Silanchi	· A British Virgin Islands company	100% owned by Xiangtai Cayman
Haochuangge	· A Hong Kong company	100% owned by Silanchi